STOCK-BASED COMPENSATION - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 34.0	$ 33.0
Liabilities from share-based payment transactions	50.0	57.0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 23.0	$ 31.0
Weighted average remaining contractual life	9 months 18 days	9 months
Number of common shares per unit of share-based payment arrangement | shares	1
Number of units outstanding (shares) | shares	2,337,000	2,518,000	2,623,000
Liabilities from share-based payment transactions	$ 26.3	$ 31.0	$ 38.6
PGSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares per unit of share-based payment arrangement | shares	1
Number of units outstanding (shares) | shares	3,117,000	2,873,000
Liabilities from share-based payment transactions	$ 38.0	$ 43.0